Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Commitments To Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 68,464	¥ 66,702
Commercial Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	825	706
Commitments To Make Investments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	59	94
Other [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 23